ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021
Shares		Fair Value
	COMMON STOCK - 99.4%
	APPAREL & TEXTILE PRODUCTS - 2.3%
16,900	Figs, Inc. - Class A *	$ 846,690

	BANKING - 1.9%
14,000	CIT Group, Inc.	722,260

	BIOTECH & PHARMA - 5.4%
67,000	KemPharm, Inc. *	858,940
8,600	Maravai LifeSciences Holdings, Inc. *	358,878
3,500	Moderna, Inc. *	822,430
		2,040,248
	CHEMICALS - 4.1%
44,800	Amyris, Inc. *	733,376
3,900	Rogers Corp. *	783,120
		1,516,496
	COMMERCIAL SUPPORT SERVICES - 4.0%
20,900	Korn Ferry	1,516,295

	ELECTRICAL EQUIPMENT - 6.7%
30,100	Hayward Holdings, Inc. *	783,202
11,200	Keysight Technologies, Inc. *	1,729,392
		2,512,594
	HEALTH CARE FACILITIES & SERVICES - 4.8%
30,500	Progyny, Inc. *	1,799,500

	INTERNET MEDIA & SERVICES - 2.0%
500	Shopify, Inc. *	730,490

	MEDICAL EQUIPMEMT & DEVICES - 11.0%
1,800	Align Technology, Inc. *	1,099,800
36,300	Avantor, Inc. *	1,289,013
12,300	CareDx, Inc. *	1,125,696
1,700	West Pharmaceutical Services, Inc.	610,470
		4,124,979
	OIL & GAS PRODUCERS - 5.0%
12,200	Diamondback Energy, Inc.	1,145,458
40,800	Kinder Morgan, Inc.	743,784
		1,889,242
	RETAIL - CONSUMER STAPLES - 6.9%
11,100	Big Lots, Inc.	732,711
4,700	Costco Wholesale Corp.	1,859,649
		2,592,360
	RETAIL - DISCRETIONARY - 3.0%
5,800	Lowe's Companies, Inc.	1,125,026

	SEMICONDUCTORS - 6.2%
2,900	NVIDIA Corp.	2,320,290

	SOFTWARE - 23.2%
8,300	Cadence Design Systems, Inc. *	1,135,606
6,800	Cerence, Inc. *	725,628
2,900	Crowdstrike Holdings, Inc. *	728,799
9,500	Digital Turbine, Inc. *	722,285
22,800	Palantir Technologies, Inc. *	601,008
2,000	Palo Alto Networks, Inc. *	742,100
2,000	Paycom Software, Inc. *	726,940

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2021
Shares		Fair Value
	SOFTWARE (Continued) - 23.2%
3,900	Paylocity Holding Corp. *	$ 744,120
7,200	SPS Commerce, Inc. *	718,920
19,300	Varonis Systems, Inc. *	1,112,066
3,400	Zscaler, Inc. *	734,604
		8,692,076
	TECHNOLOGY HARDWARE - 1.0%
3,000	Kornit Digital Ltd. *	372,990

	TECHNOLOGY SERVICES - 3.0%
4,600	Gartner, Inc. *	1,114,120

	TRANSPORTATION & LOGISTICS - 4.0%
3,000	Expeditors International of Washington, Inc.	379,800
24,800	ZIM Integrated Shipping Services Ltd. *	1,114,264
		1,494,064
	WHOLESALE - DISCRETIONARY - 4.9%
5,600	Copart, Inc. *	738,248
2,400	Pool Corp.	1,100,784
		1,839,032

	TOTAL COMMON STOCK (Cost $36,340,061)	37,248,752

	SHORT - TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
539,542	Fidelity Government Portfolio - Institutional Class, 0.01% ** (Cost - $539,542)	539,542

	TOTAL INVESTMENT - 100.8% (Cost - $36,879,603)	$ 37,788,294
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.8) %	(301,596)
	NET ASSETS - 100.0%	$ 37,486,698

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2021.